S-K 1602, SPAC Registered Offerings	Aug. 19, 2025 Months
SPAC Offering Prospectus Summary [Line Items]
SPAC, Securities Offered, Redemption Rights [Text Block]	This is an initial public offering of our securities. Each unit has an offering price of $10.00 and consists of one of our Class A ordinary shares and one-fourth of one redeemable warrant. Each whole warrant entitles the holder thereof to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment as provided herein, and only whole warrants are exercisable.
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	The warrants will become exercisable on the later of 30 days after the completion of our initial business combination and 12 months from the closing of this offering, and will expire five years after the completion of our initial business combination or earlier upon redemption or liquidation, as described in this prospectus.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe	12 months
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

We believe that bitcoin is a monetary technology in the midst of a rapid adoption cycle which has the potential to disrupt a variety of industries and drive growth and wealth creation. We expect this ongoing adoption to continue to drive an increase in the price of bitcoin over longer time horizons. Since the bitcoin network’s inception, the increase in the price of bitcoin has outpaced the growth in the value of many other major assets, a trend that we believe will continue over longer time horizons. We believe that those who adopt and capitalize on these trends earlier than others will have the potential to benefit disproportionately through both the operational enhancements bitcoin can provide and the unique treasury strategies it enables. As a result, our goal is to find a target with a strong operating track record and the potential to take advantage of bitcoin’s differentiated characteristics to build shareholder value over time.

Although we may pursue a business combination with a company that does not currently operate in the bitcoin ecosystem, our focus will be to find companies with experienced, forward-thinking management teams that are open to innovative bitcoin-centric strategies to grow shareholder value. We will evaluate targets across many industries and stages of growth, and we will not exclude any sector from our search.

With these principles in mind and with our management team’s backgrounds at the intersection of finance, bitcoin, and capital markets, we believe that we are well suited to execute our plan, grounded in a conviction in bitcoin’s potential to create meaningful long-term value for creative and forward-thinking companies.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsors’ investment in our founder shares and our placement units may expire worthless.
De-SPAC Consummation Timeframe, Possible Extensions	36
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of June 30, 2025
Offering Price of $10.00 per Unit	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.03	$6.36	$3.64	$5.32	$4.68	$3.45	$6.55	$(0.94)	$10.94
Assuming No Exercise of Over-Allotment Option
$7.01	$6.35	$3.65	$4.32	$4.68	$3.46	$6.54	$(0.86)	$10.86

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsors and their affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsors or their affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
BTC Development Sponsor LLC or BTC Development Advisors LLC	$30,000 per month	Office space, administrative and shared personnel support services
	8,686,667 Class B Ordinary Shares	$25,000
	Up to $2,500,000 in working capital loans may be convertible into units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	512,500 Placement Units to be purchased simultaneously with the closing of this offering	$5,125,000
	Up to $500,000	Repayment of loans made to us by our sponsors to cover offering related and organizational expenses
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
R. Maxwell Smeal	Up to $12,500 per month	Serving as our Chief Financial Officer
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
BTC Development Sponsor LLC, BTC Development Advisors LLC, our officers, directors or advisors, or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)	(0.09)
Increase attributable to public shareholders	7.10	7.12	6.44	6.45	5.41	5.41	3.55	3.54	(0.77)	(0.85)
Pro forms net tangible book value after this offering and the sale of the placement shares	7.01	7.03	6.35	6.36	5.32	5.32	3.46	3.45	(0.86)	(0.94)
Dilution to public shareholders	$2.99	$2.97	$3.65	$3.64	$4.68	$4.68	$6.54	$6.55	$10.86	$10.94
Percentage of dilution to public shareholders	29.90%	29.70%	36.50%	36.40%	46.80%	46.80%	65.40%	65.50%	108.60%	109.40%
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Numerator:
Net tangible book deficit before this offering(4)	$(747,656)	$(747,656)	$(747,656)	$(747,656)	$(747,656)	$(747,656)	$(747,656)	$(747,656)	$(747,656)	$(747,656)
Net proceeds from this offering and the sale of the placement shares(1)	221,994,000	254,994,000	221,994,000	254,994,000	221,994,000	254,994,000	221,994,000	254,994,000	221,994,000	254,994,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	681,718	681,718	681,718	681,718	681,718	681,718	681,718	681,718	681,718	681,718
Less: Deferred underwriting commissions	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000)	(8,800,000)	(10,780,000)
Less: Overallotment liability	(280,400)	—	(280,400)	—	(280,400)	—	(280,400)	—	(280,400)	—
Less: Amounts paid for redemptions(2)	—	—	(55,000,000)	(63,250,000)	(110,000,000)	(126,500,000)	(165,000,000)	(189,750,000)	(220,000,000)	(253,000,000)
	$212,847,662	$244,148,062	$157,847,662	$180,898,062	$102,847,662	$117,648,062	$47,847,662	$54,398,062	$(7,152,338)	$(8,851,938)
	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Denominator:
Ordinary shares outstanding prior to this offering	8,686,667	8,686,667	8,686,667	8,686,667	8,686,667	8,686,667	8,686,667	8,686,667	8,686,667	8,686,667
Ordinary shares forfeited if over-allotment is not exercised	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—	(1,100,000)	—
Ordinary shares offered and sale of placement shares	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000	22,000,000	25,300,000
Less: Ordinary shares redeemed	—	—	(5,500,000)	(6,325,000)	(11,000,000)	(12,650,000)	(16,500,000)	(18,975,000)	(22,000,000)	(25,300,000)
Placement shares	760,000	760,000	760,000	760,000	760,000	760,000	760,000	760,000	760,000	760,000
	30,346,667	34,746,667	24,846,667	28,421,667	19,346,667	22,096,667	13,846,667	15,771,667	8,346,667	9,446,667

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $1,206,000 and underwriting commissions of $0.20 per unit (excluding any units sold pursuant to the underwriters’ option to purchase additional units), or $4,400,000 in the aggregate, payable to the underwriters (excluding deferred underwriting commissions). See “Use of Proceeds”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: (i) up to $0.40 per unit sold in the base offering or up to $8,800,000 in aggregate and (ii) up to $0.60 per unit sold in the overallotment option or up to $1,980,000 in the aggregate, is payable to the underwriters in this offering, for deferred underwriting commissions, to be placed in a trust account located in the United States and released to the underwriters only upon the completion of an initial business combination. See also “Underwriting (Conflicts of Interest)” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers, advisors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the Amended and Restated Memorandum and Articles of Association or alternatively by shareholder approval at general meetings.

In addition, members of our management team and our board of directors will directly or indirectly own founder shares and/or placement units following this offering, as set forth in “Principal Shareholders,” and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Each of our directors and officers presently has, and in the future any of our directors and our officers may have additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present acquisition opportunities to such entities. Accordingly, subject to his or her fiduciary duties under Cayman Islands law, if any of our officers or directors becomes aware of an acquisition opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will need to honor his or her fiduciary or contractual obligations to present such acquisition opportunity to such entity, and only present it to us if such entity rejects the opportunity. Our Amended and Restated Memorandum and Articles of Association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination. See “Risk Factors — Our officers and directors presently have, and any of them in the future may have additional, fiduciary or contractual obligations to other entities, including other blank check companies, and, accordingly, may have conflicts of interest in allocating their time and in determining to which entity a particular business opportunity should be presented.” Accordingly, if any of our directors or officers become aware of a business combination opportunity which is suitable for any of the entities to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law.

Additionally, if members of our management team form other special purpose acquisition companies similar to ours or pursue other business or investment ventures during the period in which we are seeking an initial business combination, the consideration paid, terms, conditions and timing relating to the business combinations of such other special purpose acquisition companies or ventures, and the level of attention paid to by members of our management team to them versus the level of attention paid to us may conflict in a way that is unfavorable to us. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.

We have not identified any acquisition target and we have not, nor has anyone on our behalf, including our officers, directors, or sponsors, initiated any discussions, with respect to identifying any acquisition target. From the period prior to our formation through the date of this prospectus, there have been no communications or discussions between any of our officers, directors or our sponsors and any of their potential contacts or relationships regarding a potential initial business combination with the company. Additionally, we have not engaged or retained any agent or other representative to identify or locate any suitable acquisition candidate, to conduct any research or take any measures, directly or indirectly, to locate or contact a target business. We have not, nor have our officers, directors, or sponsors, contacted any of the prospective target businesses that our affiliated blank check companies had considered and rejected.

Potential investors should also be aware of the following other potential conflicts of interest:

•        None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Each of the holders of the founder shares and placement units has agreed that his, her or its founder shares and placement shares, as applicable, will be subject to transfer restrictions and that he, she or it will not sell or transfer such shares until the applicable forfeiture provisions no longer apply. Holders of founder shares and placement shares have agreed to waive their redemption rights with respect to their founder shares and placement shares, as applicable, (i) in connection with the consummation of a business combination, (ii) in connection with a shareholder vote to amend our Amended and Restated Memorandum and Articles of Association to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the completion window (excluding any exercise of the underwriters’ over-allotment option) and (iii) if we fail to consummate a business combination within the completion window or if we liquidate prior to the expiration of the completion window. Our sponsors, officers and directors have also agreed to waive their redemption rights with respect to public shares in connection with the consummation of a business combination and in connection with a shareholder vote to amend our Amended and Restated Memorandum and Articles of Association to modify the substance or timing of our obligation to redeem 100% of our public shares if we do not complete our initial business combination within the completion window. However, our sponsors, officers and directors will be entitled to redemption rights with respect to any public shares held by them if we fail to consummate a business combination or liquidate within the completion window. To the extent our holders of founder shares or placement shares transfer any of these securities to certain permitted transferees, such permitted transferees will agree, as a condition to such transfer, to waive these same redemption rights. If we do not complete our initial business combination within the completion window, the portion of the proceeds of the sale of the placement units placed into the trust account will be used to fund the redemption of our public shares. There will be no redemption rights or liquidating distributions with respect to our founder shares, placement shares or placement warrants, which will expire worthless if we do not consummate an initial business combination within the completion window (excluding any exercise of the underwriters’ over-allotment option). Except as described under “Principal Shareholders — Transfers of Founder Shares and Placement Units”, the founder shares, placement units and their underlying securities will not be transferable, assignable or salable.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers or directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Prior to or in connection with the completion of our initial business combination, there may be payment by the company to any of our sponsors, officers or directors, or any of their respective affiliates, of consulting fees, finder’s fees, advisory fees or success fees for any services they render in order to effectuate the completion of our initial business combination, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account. See “Risk Factors — We may engage one or more affiliates of our sponsors, officers or directors or their respective affiliates to provide additional services to us after this offering, which may include acting as financial advisor in connection with an initial business combination. These financial incentives may cause them to have potential conflicts of interest in rendering any such additional services to us after this offering, including, for example, in connection with the sourcing and consummation of an initial business combination.”

•        our sponsors and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsors will have invested in us an aggregate of $5,150,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.003 per share) and the $5,125,000 purchase price for the placement units (or $10.00 per unit). The placement warrants underlying the placement units may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsors, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsors had paid the same per share price for the founder shares as our public shareholders paid for their public shares and if our sponsors were required to pay cash to exercise the placement warrants.

•        In the event our sponsors or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsors, officers or directors, or completing the business combination through a joint venture or other form of shared ownership with our sponsors, officers or directors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.